FAIR VALUE MEASUREMENT (Details 2) (Recurring, Available-for-sale securities, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Recurring | Available-for-sale securities
Reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Beginning balance	$ 5,125
Total unrealized gains included in other comprehensive income	93	339
Purchase	1,632	4,786
Ending balance	$ 6,850	$ 5,125